Government Grants - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Received	$ 3,539	$ 3,539
Less accumulated amortization	(2,792)	(2,745)
Foreign exchange translation adjustment	172	207
Less current portion	(274,468)	(298,992)
Government Grants
Disaggregation of Revenue [Line Items]
Total government grants	919	1,001
Less current portion	(42)	(35)
Non-current government grants	$ 877	$ 966